AMOUNTS RECEIVABLE AND OTHER ASSETS (Details) - CAD ($)	Jul. 31, 2022	Jul. 31, 2021
Sales tax receivable	$ 17,865	$ 3,347
Prepaid insurance	791	1,765
Amounts receivable and other assets	$ 18,656	$ 5,112